Document and Entity Location Statement	Apr. 01, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000074145
Written Communications	false
Document Type	8-K
Document Period End Date	Apr. 01, 2020
Entity Registrant Name	OKLAHOMA GAS AND ELECTRIC COMPANY
Entity Incorporation, State or Country Code	OK
Entity File Number	1-1097
Entity Tax Identification Number	73-0382390
Entity Address, Address Line One	321 North Harvey
Entity Address, Address Line Two	P.O. Box 321
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73101-0321
City Area Code	405
Local Phone Number	553-3000
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false